Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Classes of Share Capital
	Number of issued shares*	Share capital RMB’million	Additional paid-in capital RMB’million	Shares held for share award schemes RMB’million
Balance January 1, 2017 (US$0.000083 par value; 4,800,000,000 shares authorized)	2,543,814,662	2	20,063	-
Issuance of ordinary shares (note i)	15,939,000	-	-	-
Issuance of stock dividend (note x)	88,726,036	-	-	-
Exercise of share options (note i)	39,262,654	-	79	-
Issuance of ordinary shares in exchange for ordinary shares in an investee (note x)	282,830,698	-	7,547	-
Distribution to Tencent (note x)	-	-	(3,774)	-
Balance December 31, 2017 (US$0.000083 par value; 4,800,000,000 shares authorized)	2,970,573,050	2	23,915	-
Issuance of ordinary shares (note ii)	97,381,238	-	2,433	-
Issuance of ordinary shares for acquiring the remaining interest in UEC (Note 26)	23,084,008	-	1,027	-
Issuance of puttable ordinary shares (note iii)	24,757,517	-	-	-
Issuance of ordinary shares to Music Label Partners (note iv)	68,131,015	-	2,905	-
Issuance of ordinary shares upon initial public offering (note v)	82,059,658	-	3,496	-
Balance December 31, 2018 (US$0.000083 par value; 4,800,000,000 shares authorized)	3,265,986,486	2	33,776	-
Issuance of ordinary shares (note vi)	280,512	-	12	-
Employee share award schemes
-value of employee service	-	-	637	-
-Shares held for share award schemes (note vii)	-	-	-	(31)
-Shares allotted and issued for share award schemes(note viii)	88,798,940	-	-	-
Balance December 31, 2019 (US$0.000083 par value; 4,800,000,000 shares authorized)	3,355,065,938	2	34,425	(31)

As at December 31, 2018 and 2019, analysis of the Company’s issued shares is as follows:

	As at December 31, 2018		As at December 31, 2019
	Number of issued shares	Share capital RMB’million	Number of issued shares	Share capital RMB’million
Class A ordinary shares	609,770,009	-	1,325,454,335	-
Class B ordinary shares	2,656,216,477	2	2,029,611,603	2
	3,265,986,486	2	3,355,065,938	2